Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash on hand		$ 9,470
Bank deposits	243,530	12,905,444
Other monetary funds	277,386
Cash and cash equivalents	520,916	12,914,914
Renminbi [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	520,883	12,914,834
Hong Kong Dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	33	80
United States Dollars [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents
Total [Member]
Cash and Cash Equivalents (Details) - Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 520,916	$ 12,914,914